Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (1,666,195)	$ 237,499	$ 318,913	$ 814,727	$ 1,123,265